Income Taxes (Details) - Schedule of Income Tax Expense Differs From the Amount - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of income tax expense differs from the amount [Abstract]
Loss before income taxes	$ (5,717,000)	$ (5,946,000)
Statutory income tax rate	27.00%	27.00%
Income tax benefit computed at statutory tax rate	$ (1,543,000)	$ (1,605,000)
Differences between Canadian and foreign tax rates	249,000	206,000
Items not deductible for income tax purposes	762,000	692,000
Impact of foreign exchange	(155,000)	35,000
Unrecognized benefit of deferred income tax assets	687,000	672,000
Income tax benefit